Derivative Instruments and Hedging Activities - Commitment of Cross Currency Swaps (Detail) (Cross Currency Interest Rate Contract [Member]) In Thousands, unless otherwise specified		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 Maturing In October 2015 [Member] USD ($)	Dec. 31, 2013 Maturing In October 2015 [Member] NOK	Dec. 31, 2013 Maturing In January 2016 [Member] USD ($)	Dec. 31, 2013 Maturing In January 2016 [Member] NOK	Dec. 31, 2013 Maturing In January 2017 [Member] USD ($)	Dec. 31, 2013 Maturing In January 2017 [Member] NOK	Dec. 31, 2013 Maturing In May 2017 [Member] USD ($)	Dec. 31, 2013 Maturing In May 2017 [Member] NOK	Dec. 31, 2013 Maturing In 2018 [Member] USD ($)	Dec. 31, 2013 Maturing In 2018 [Member] NOK	Dec. 31, 2013 Maturing In September 2018 [Member] USD ($)	Dec. 31, 2013 Maturing In September 2018 [Member] NOK
Derivative [Line Items]
Fair Value / Carrying Amount of R Asset / Liability	$ (52,219)	$ (8,550)		$ (8,185)		$ (5,503)		$ (13,247)		$ (11,744)		$ (4,990)
Notional Amount NOK		$ 122,800	700,000	$ 89,710	500,000	$ 101,351	600,000	$ 125,000	700,000	$ 143,536	800,000	$ 150,000	900,000
Floating Rate Reference Rate		NIBOR	NIBOR	NIBOR	NIBOR	NIBOR	NIBOR	NIBOR	NIBOR	NIBOR	NIBOR	NIBOR	NIBOR
Receivable Margin		4.75%	4.75%	4.00%	4.00%	5.75%	5.75%	5.25%	5.25%	4.75%	4.75%	4.35%	4.35%
Fixed Rate Payable		5.52%	5.52%	4.80%	4.80%	7.49%	7.49%	6.88%	6.88%	5.93%	5.93%	6.43%	6.43%
Remaining Term (years)		1 year 9 months 18 days	1 year 9 months 18 days	2 years 1 month 6 days	2 years 1 month 6 days	3 years 1 month 6 days	3 years 1 month 6 days	3 years 3 months 18 days	3 years 3 months 18 days	4 years 1 month 6 days	4 years 1 month 6 days	4 years 8 months 12 days	4 years 8 months 12 days